LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.08%
Aerospace & Defense–1.02%
†Axon Enterprise, Inc.	29,974	$ 4,128,319
Curtiss-Wright Corp.	17,121	2,570,889
†Hexcel Corp.	36,671	2,180,825
†Mercury Systems, Inc.	24,933	1,606,932
		10,486,965
Air Freight & Logistics–0.30%
†GXO Logistics, Inc.	43,131	3,076,966
		3,076,966
Airlines–0.20%
†JetBlue Airways Corp.	138,781	2,074,776
		2,074,776
Auto Components–1.41%
†Adient PLC	41,619	1,696,807
Dana, Inc.	63,289	1,111,988
†Fox Factory Holding Corp.	18,418	1,804,043
Gentex Corp.	103,391	3,015,916
†Goodyear Tire & Rubber Co.	122,773	1,754,426
Lear Corp.	26,099	3,721,456
†Visteon Corp.	12,309	1,343,281
		14,447,917
Automobiles–0.44%
Harley-Davidson, Inc.	67,168	2,646,419
Thor Industries, Inc.	24,280	1,910,836
		4,557,255
Banks–6.65%
Associated Banc-Corp.	65,683	1,494,945
Bank of Hawaii Corp.	17,596	1,476,656
Bank OZK	52,830	2,255,841
Cadence Bank	82,230	2,406,050
Cathay General Bancorp	33,277	1,489,146
Commerce Bancshares, Inc.	48,343	3,460,875
Cullen/Frost Bankers, Inc.	24,930	3,450,561
East West Bancorp, Inc.	62,076	4,905,246
First Financial Bankshares, Inc.	56,088	2,474,603
First Horizon Corp.	233,406	5,482,707
FNB Corp.	149,023	1,855,336
Fulton Financial Corp.	70,815	1,176,945
Glacier Bancorp, Inc.	47,417	2,384,127
Hancock Whitney Corp.	37,988	1,981,074
Home BancShares, Inc.	65,847	1,488,142
International Bancshares Corp.	23,345	985,392
Old National Bancorp	128,900	2,111,382
PacWest Bancorp	51,603	2,225,637
Pinnacle Financial Partners, Inc.	33,277	3,064,146
Prosperity Bancshares, Inc.	40,254	2,792,823
Synovus Financial Corp.	63,423	3,107,727
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	22,089	$ 1,265,921
UMB Financial Corp.	18,827	1,829,231
Umpqua Holdings Corp.	94,638	1,784,873
United Bankshares, Inc.	59,661	2,080,976
Valley National Bancorp	179,015	2,330,775
Webster Financial Corp.	78,640	4,413,277
Wintrust Financial Corp.	24,963	2,319,812
		68,094,226
Beverages–0.16%
†Boston Beer Co., Inc. Class A	4,120	1,600,496
		1,600,496
Biotechnology–1.48%
†Arrowhead Pharmaceuticals, Inc.	46,022	2,116,552
†Exelixis, Inc.	138,262	3,134,399
†Halozyme Therapeutics, Inc.	61,520	2,453,418
†Neurocrine Biosciences, Inc.	41,506	3,891,187
†United Therapeutics Corp.	19,687	3,532,045
		15,127,601
Building Products–2.59%
†Builders FirstSource, Inc.	83,670	5,400,062
Carlisle Cos., Inc.	22,845	5,618,042
Lennox International, Inc.	14,692	3,788,479
MDU Resources Group, Inc.	88,775	2,365,854
Owens Corning	43,927	4,019,320
Simpson Manufacturing Co., Inc.	19,002	2,071,978
†Trex Co., Inc.	50,284	3,285,054
		26,548,789
Capital Markets–1.91%
Affiliated Managers Group, Inc.	17,771	2,504,822
Evercore, Inc. Class A	17,091	1,902,570
Federated Hermes, Inc.	42,482	1,446,937
Interactive Brokers Group, Inc. Class A	38,205	2,518,091
Janus Henderson Group PLC	73,883	2,587,383
Jefferies Financial Group, Inc.	84,569	2,778,092
SEI Investments Co.	46,020	2,770,864
Stifel Financial Corp.	45,654	3,099,907
		19,608,666
Chemicals–2.46%
Ashland Global Holdings, Inc.	23,170	2,280,160
Avient Corp.	40,038	1,921,824
Cabot Corp.	24,776	1,694,926
Chemours Co.	69,931	2,201,428
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Ingevity Corp.	17,131	$ 1,097,583
Minerals Technologies, Inc.	14,632	967,907
NewMarket Corp.	3,002	973,789
Olin Corp.	61,732	3,227,349
RPM International, Inc.	56,711	4,618,544
Scotts Miracle-Gro Co.	17,719	2,178,728
Sensient Technologies Corp.	18,387	1,543,588
Valvoline, Inc.	78,371	2,473,389
		25,179,215
Commercial Services & Supplies–1.53%
Brink's Co.	21,435	1,457,580
†Clean Harbors, Inc.	21,898	2,444,693
†IAA, Inc.	58,914	2,253,461
MillerKnoll, Inc.	33,228	1,148,360
MSA Safety, Inc.	15,902	2,110,195
†Stericycle, Inc.	40,182	2,367,523
Tetra Tech, Inc.	23,598	3,892,254
		15,674,066
Communications Equipment–0.96%
†Calix, Inc.	24,000	1,029,840
†Ciena Corp.	67,672	4,102,953
†Lumentum Holdings, Inc.	31,527	3,077,035
†Viasat, Inc.	32,357	1,579,022
		9,788,850
Construction & Engineering–1.45%
†AECOM	61,777	4,745,091
†Dycom Industries, Inc.	13,198	1,257,241
EMCOR Group, Inc.	23,273	2,621,238
†Fluor Corp.	61,817	1,773,530
†MasTec, Inc.	25,195	2,194,485
Valmont Industries, Inc.	9,314	2,222,320
		14,813,905
Construction Materials–0.22%
Eagle Materials, Inc.	17,267	2,216,392
		2,216,392
Consumer Finance–0.52%
FirstCash Holdings, Inc.	17,640	1,240,798
Navient Corp.	67,805	1,155,397
†PROG Holdings, Inc.	24,972	718,444
SLM Corp.	121,709	2,234,577
		5,349,216
Containers & Packaging–0.83%
AptarGroup, Inc.	28,726	3,375,305
Greif, Inc. Class A	11,644	757,559
Silgan Holdings, Inc.	36,698	1,696,548
Sonoco Products Co.	43,020	2,691,331
		8,520,743
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.91%
Graham Holdings Co. Class B	1,754	$ 1,072,518
†Grand Canyon Education, Inc.	17,316	1,681,557
H&R Block, Inc.	71,885	1,871,885
Service Corp. International	72,091	4,745,030
		9,370,990
Diversified Financial Services–0.31%
Voya Financial, Inc.	47,200	3,131,720
		3,131,720
Diversified Telecommunication Services–0.23%
†Iridium Communications, Inc.	57,759	2,328,843
		2,328,843
Electric Utilities–1.12%
ALLETE, Inc.	23,022	1,542,014
Hawaiian Electric Industries, Inc.	47,938	2,028,257
IDACORP, Inc.	22,098	2,549,225
OGE Energy Corp.	87,485	3,567,638
PNM Resources, Inc.	37,542	1,789,627
		11,476,761
Electrical Equipment–1.85%
Acuity Brands, Inc.	15,259	2,888,529
EnerSys	18,143	1,352,923
Hubbell, Inc.	23,777	4,369,499
nVent Electric PLC	73,522	2,557,095
Regal Rexnord Corp.	29,636	4,409,244
†Sunrun, Inc.	90,510	2,748,789
†Vicor Corp.	9,400	663,170
		18,989,249
Electronic Equipment, Instruments & Components–3.17%
†Arrow Electronics, Inc.	29,758	3,530,192
Avnet, Inc.	43,437	1,763,108
Belden, Inc.	19,770	1,095,258
Cognex Corp.	77,294	5,963,232
†Coherent, Inc.	10,782	2,947,367
†II-VI, Inc.	46,496	3,370,495
Jabil, Inc.	62,753	3,873,743
Littelfuse, Inc.	10,724	2,674,673
National Instruments Corp.	57,618	2,338,715
TD SYNNEX Corp.	18,159	1,874,190
Vishay Intertechnology, Inc.	58,199	1,140,700
Vontier Corp.	73,912	1,876,626
		32,448,299
Energy Equipment & Services–0.54%
†ChampionX Corp.	88,299	2,161,560
NOV, Inc.	171,940	3,371,743
		5,533,303

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–0.12%
World Wrestling Entertainment, Inc. Class A	19,198	$ 1,198,723
		1,198,723
Equity Real Estate Investment Trusts–9.47%
American Campus Communities, Inc.	60,804	3,403,200
Apartment Income REIT Corp.	68,635	3,669,227
Brixmor Property Group, Inc.	130,137	3,358,836
Camden Property Trust	44,630	7,417,506
Corporate Office Properties Trust	49,140	1,402,456
Cousins Properties, Inc.	64,906	2,615,063
Douglas Emmett, Inc.	76,752	2,565,052
EastGroup Properties, Inc.	17,754	3,609,033
EPR Properties	32,805	1,794,762
First Industrial Realty Trust, Inc.	56,929	3,524,474
Healthcare Realty Trust, Inc.	64,521	1,773,037
Highwoods Properties, Inc.	45,901	2,099,512
Hudson Pacific Properties, Inc.	66,668	1,850,037
JBG SMITH Properties	50,118	1,464,448
Kilroy Realty Corp.	45,963	3,512,492
Kite Realty Group Trust	95,763	2,180,524
Lamar Advertising Co. Class A	37,949	4,408,915
Life Storage, Inc.	35,879	5,038,488
Macerich Co.	93,514	1,462,559
Medical Properties Trust, Inc.	260,840	5,514,158
National Retail Properties, Inc.	76,808	3,451,752
National Storage Affiliates Trust	35,767	2,244,737
Omega Healthcare Investors, Inc.	104,457	3,254,880
†Park Hotels & Resorts, Inc.	103,412	2,019,636
Pebblebrook Hotel Trust	57,617	1,410,464
Physicians Realty Trust	96,260	1,688,400
PotlatchDeltic Corp.	29,602	1,560,913
PS Business Parks, Inc.	8,826	1,483,474
Rayonier, Inc.	62,977	2,589,614
Rexford Industrial Realty, Inc.	70,005	5,221,673
Sabra Health Care REIT, Inc.	100,341	1,494,077
†SL Green Realty Corp.	28,120	2,282,782
Spirit Realty Capital, Inc.	54,232	2,495,757
STORE Capital Corp.	107,232	3,134,391
		96,996,329
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.32%
†BJ's Wholesale Club Holdings, Inc.	59,439	$ 4,018,671
Casey's General Stores, Inc.	16,204	3,211,147
†Grocery Outlet Holding Corp.	38,379	1,258,064
†Performance Food Group Co.	67,694	3,446,301
†Sprouts Farmers Market, Inc.	49,278	1,575,910
		13,510,093
Food Products–1.67%
†Darling Ingredients, Inc.	70,675	5,680,856
Flowers Foods, Inc.	86,891	2,233,968
†Hain Celestial Group, Inc.	40,082	1,378,821
Ingredion, Inc.	29,085	2,534,758
Lancaster Colony Corp.	8,697	1,297,158
†Pilgrim's Pride Corp.	21,372	536,437
†Post Holdings, Inc.	24,836	1,720,141
Sanderson Farms, Inc.	9,237	1,731,845
		17,113,984
Gas Utilities–1.36%
National Fuel Gas Co.	40,087	2,753,977
New Jersey Resources Corp.	42,145	1,932,770
ONE Gas, Inc.	23,462	2,070,287
Southwest Gas Holdings, Inc.	28,815	2,255,926
Spire, Inc.	22,666	1,626,512
UGI Corp.	91,698	3,321,302
		13,960,774
Health Care Equipment & Supplies–2.87%
†Envista Holdings Corp.	70,518	3,434,932
†Globus Medical, Inc. Class A	34,539	2,548,288
†Haemonetics Corp.	22,450	1,419,289
†ICU Medical, Inc.	8,751	1,948,323
†Integra LifeSciences Holdings Corp.	31,799	2,043,404
†LivaNova PLC	23,233	1,901,156
†Masimo Corp.	22,195	3,230,260
†Neogen Corp.	47,333	1,459,750
†NuVasive, Inc.	22,657	1,284,652
†Penumbra, Inc.	15,332	3,405,697
†Quidel Corp.	16,615	1,868,523
†STAAR Surgical Co.	20,885	1,668,920
†Tandem Diabetes Care, Inc.	27,732	3,224,954
		29,438,148
Health Care Providers & Services–2.58%
†Acadia Healthcare Co., Inc.	39,309	2,575,919
†Amedisys, Inc.	14,202	2,446,863
Chemed Corp.	6,730	3,409,081
Encompass Health Corp.	43,437	3,088,805
†HealthEquity, Inc.	36,556	2,465,337
†LHC Group, Inc.	13,899	2,343,371
†Option Care Health, Inc.	60,738	1,734,677
Patterson Cos., Inc.	38,124	1,234,074

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Progyny, Inc.	30,448	$ 1,565,027
†R1 RCM, Inc.	58,650	1,569,474
†Tenet Healthcare Corp.	46,848	4,027,054
		26,459,682
Hotels, Restaurants & Leisure–2.81%
†Boyd Gaming Corp.	35,827	2,356,700
Choice Hotels International, Inc.	14,404	2,041,911
Churchill Downs, Inc.	15,027	3,332,688
Cracker Barrel Old Country Store, Inc.	10,286	1,221,257
Marriott Vacations Worldwide Corp.	18,629	2,937,793
Papa John's International, Inc.	14,222	1,497,292
†Scientific Games Corp. Class A	42,162	2,477,018
†Six Flags Entertainment Corp.	33,993	1,478,696
Texas Roadhouse, Inc.	30,523	2,555,691
Travel & Leisure Co.	37,745	2,186,945
Wendy's Co.	77,462	1,701,840
Wingstop, Inc.	13,107	1,538,106
Wyndham Hotels & Resorts, Inc.	40,714	3,448,069
		28,774,006
Household Durables–1.47%
†Helen of Troy Ltd.	10,503	2,056,908
KB Home	37,648	1,219,042
Leggett & Platt, Inc.	58,200	2,025,360
†Taylor Morrison Home Corp.	53,945	1,468,383
Tempur Sealy International, Inc.	84,172	2,350,082
Toll Brothers, Inc.	49,259	2,316,158
†TopBuild Corp.	14,368	2,606,212
†Tri Pointe Homes, Inc.	48,801	979,924
		15,022,069
Household Products–0.08%
Energizer Holdings, Inc.	27,685	851,591
		851,591
Insurance–4.01%
†Alleghany Corp.	5,988	5,071,836
American Financial Group, Inc.	28,982	4,220,359
†Brighthouse Financial, Inc.	34,147	1,764,034
CNO Financial Group, Inc.	52,841	1,325,781
First American Financial Corp.	48,005	3,111,684
Hanover Insurance Group, Inc.	15,514	2,319,653
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Kemper Corp.	26,229	$ 1,482,988
Kinsale Capital Group, Inc.	9,413	2,146,352
Mercury General Corp.	11,656	641,080
Old Republic International Corp.	124,794	3,228,421
Primerica, Inc.	17,274	2,363,429
Reinsurance Group of America, Inc.	29,371	3,214,949
RenaissanceRe Holdings Ltd.	19,231	3,048,306
RLI Corp.	17,454	1,930,936
Selective Insurance Group, Inc.	26,360	2,355,529
Unum Group	89,335	2,814,946
		41,040,283
Interactive Media & Services–0.22%
†TripAdvisor, Inc.	43,470	1,178,906
†Yelp, Inc.	30,126	1,027,598
		2,206,504
IT Services–2.26%
Alliance Data Systems Corp.	21,713	1,219,185
Concentrix Corp.	18,727	3,119,169
†Euronet Worldwide, Inc.	23,138	3,011,411
Genpact Ltd.	74,544	3,243,409
†Kyndryl Holdings, Inc.	78,415	1,028,805
†LiveRamp Holdings, Inc.	29,887	1,117,475
Maximus, Inc.	27,058	2,027,997
†Sabre Corp.	141,899	1,621,906
Western Union Co.	172,100	3,225,154
†WEX, Inc.	19,569	3,492,088
		23,106,599
Leisure Products–1.20%
Brunswick Corp.	33,687	2,724,941
†Callaway Golf Co.	51,471	1,205,451
†Mattel, Inc.	153,138	3,401,195
Polaris, Inc.	24,977	2,630,578
†YETI Holdings, Inc.	38,347	2,300,053
		12,262,218
Life Sciences Tools & Services–1.25%
Bruker Corp.	44,373	2,853,184
†Medpace Holdings, Inc.	12,617	2,064,015
†Repligen Corp.	22,493	4,230,708
†Syneos Health, Inc.	45,282	3,665,578
		12,813,485
Machinery–4.77%
AGCO Corp.	26,830	3,917,985
†Chart Industries, Inc.	15,500	2,662,435
†Colfax Corp.	59,205	2,355,767
Crane Co.	21,756	2,355,740
Donaldson Co., Inc.	53,974	2,802,870

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Flowserve Corp.	56,937	$ 2,044,038
Graco, Inc.	74,339	5,182,915
ITT, Inc.	37,459	2,817,291
Kennametal, Inc.	36,469	1,043,378
Lincoln Electric Holdings, Inc.	25,844	3,561,562
†Middleby Corp.	24,312	3,985,709
Oshkosh Corp.	29,100	2,928,915
Terex Corp.	30,610	1,091,553
Timken Co.	30,133	1,829,073
Toro Co.	45,898	3,923,820
Trinity Industries, Inc.	35,982	1,236,341
Watts Water Technologies, Inc. Class A	12,010	1,676,476
Woodward, Inc.	27,594	3,446,767
		48,862,635
Marine–0.18%
†Kirby Corp.	26,260	1,895,709
		1,895,709
Media–0.95%
Cable One, Inc.	2,167	3,173,008
John Wiley & Sons, Inc. Class A	19,187	1,017,486
New York Times Co. Class A	73,077	3,349,850
TEGNA, Inc.	96,755	2,167,312
		9,707,656
Metals & Mining–3.63%
Alcoa Corp.	80,500	7,247,415
†Cleveland-Cliffs, Inc.	209,031	6,732,889
Commercial Metals Co.	53,083	2,209,314
Reliance Steel & Aluminum Co.	27,396	5,023,057
Royal Gold, Inc.	28,705	4,055,442
Steel Dynamics, Inc.	82,437	6,877,719
United States Steel Corp.	114,063	4,304,738
Worthington Industries, Inc.	14,222	731,153
		37,181,727
Multiline Retail–0.91%
Kohl's Corp.	60,815	3,676,875
Macy's, Inc.	130,800	3,186,288
†Nordstrom, Inc.	48,979	1,327,821
†Ollie's Bargain Outlet Holdings, Inc.	25,726	1,105,189
		9,296,173
Multi-Utilities–0.35%
Black Hills Corp.	27,939	2,151,862
NorthWestern Corp.	23,212	1,404,094
		3,555,956
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.01%
Antero Midstream Corp.	142,483	$ 1,548,790
†CNX Resources Corp.	88,468	1,833,057
†DTE Midstream LLC	42,279	2,294,058
†EQT Corp.	131,521	4,525,638
Equitrans Midstream Corp.	178,399	1,505,688
†HF Sinclair Corp.	65,258	2,600,531
Murphy Oil Corp.	63,463	2,563,271
PDC Energy, Inc.	42,600	3,096,168
†Range Resources Corp.	109,200	3,317,496
Targa Resources Corp.	100,075	7,552,660
		30,837,357
Paper & Forest Products–0.23%
Louisiana-Pacific Corp.	38,561	2,395,409
		2,395,409
Personal Products–0.34%
†BellRing Brands, Inc.	48,999	1,130,897
†Coty, Inc. Class A	148,238	1,332,659
Nu Skin Enterprises, Inc. Class A	21,786	1,043,114
		3,506,670
Pharmaceuticals–0.63%
†Jazz Pharmaceuticals PLC	26,876	4,183,787
Perrigo Co. PLC	58,440	2,245,849
		6,429,636
Professional Services–1.71%
†ASGN, Inc.	22,799	2,660,871
†CACI International, Inc. Class A	10,151	3,058,090
†FTI Consulting, Inc.	14,946	2,349,810
Insperity, Inc.	15,644	1,570,971
KBR, Inc.	61,340	3,357,138
ManpowerGroup, Inc.	23,727	2,228,440
Science Applications International Corp.	24,917	2,296,600
		17,521,920
Real Estate Management & Development–0.52%
†Jones Lang LaSalle, Inc.	22,048	5,279,614
		5,279,614
Road & Rail–1.92%
†Avis Budget Group, Inc.	17,488	4,604,590
Knight-Swift Transportation Holdings, Inc.	72,588	3,662,791
Landstar System, Inc.	16,446	2,480,550
Ryder System, Inc.	23,482	1,862,827
†Saia, Inc.	11,473	2,797,347
Werner Enterprises, Inc.	26,310	1,078,710
†XPO Logistics, Inc.	43,131	3,139,937
		19,626,752

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–4.01%
Amkor Technology, Inc.	44,034	$ 956,418
Azenta, Inc.	32,682	2,708,684
†Cirrus Logic, Inc.	25,059	2,124,753
CMC Materials, Inc.	12,511	2,319,539
†First Solar, Inc.	43,262	3,622,760
†Lattice Semiconductor Corp.	59,811	3,645,480
MKS Instruments, Inc.	24,238	3,635,700
Power Integrations, Inc.	25,900	2,400,412
†Semtech Corp.	28,273	1,960,450
†Silicon Laboratories, Inc.	16,679	2,505,186
†SiTime Corp.	6,577	1,629,912
†SunPower Corp.	36,486	783,719
†Synaptics, Inc.	17,279	3,447,161
Universal Display Corp.	18,927	3,159,863
†Wolfspeed, Inc.	53,995	6,147,871
		41,047,908
Software–3.96%
†ACI Worldwide, Inc.	51,622	1,625,577
†Aspen Technology, Inc.	29,161	4,822,355
†Blackbaud, Inc.	18,236	1,091,789
CDK Global, Inc.	51,203	2,492,562
†CommVault Systems, Inc.	19,516	1,294,887
†Digital Turbine, Inc.	38,549	1,688,832
†Envestnet, Inc.	23,907	1,779,637
†Fair Isaac Corp.	11,488	5,358,692
†Manhattan Associates, Inc.	27,604	3,828,951
†Mimecast Ltd.	27,211	2,164,907
†NCR Corp.	57,724	2,319,927
†Paylocity Holding Corp.	17,310	3,561,879
†Qualys, Inc.	14,588	2,077,477
†Sailpoint Technologies Holdings, Inc.	40,759	2,086,046
†Teradata Corp.	47,445	2,338,564
†Ziff Davis, Inc.	21,094	2,041,477
		40,573,559
Specialty Retail–3.11%
American Eagle Outfitters, Inc.	67,331	1,131,161
†AutoNation, Inc.	17,488	1,741,455
Dick's Sporting Goods, Inc.	27,529	2,753,451
†Five Below, Inc.	24,487	3,878,006
Foot Locker, Inc.	38,305	1,136,126
†GameStop Corp. Class A	26,986	4,495,328
Gap, Inc.	93,400	1,315,072
Lithia Motors, Inc.	13,206	3,963,385
Murphy USA, Inc.	10,063	2,012,198
†RH	7,602	2,478,936
†Urban Outfitters, Inc.	28,995	728,064
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Victoria's Secret & Co.	31,834	$ 1,634,994
Williams-Sonoma, Inc.	31,879	4,622,455
		31,890,631
Technology Hardware, Storage & Peripherals–0.11%
Xerox Holdings Corp.	53,971	1,088,595
		1,088,595
Textiles, Apparel & Luxury Goods–1.59%
†Capri Holdings Ltd.	64,565	3,317,995
Carter's, Inc.	18,501	1,701,907
Columbia Sportswear Co.	15,133	1,369,990
†Crocs, Inc.	25,759	1,967,988
†Deckers Outdoor Corp.	11,862	3,247,460
Hanesbrands, Inc.	152,600	2,272,214
†Skechers USA, Inc. Class A	59,157	2,411,239
		16,288,793
Thrifts & Mortgage Finance–0.68%
Essent Group Ltd.	48,207	1,986,610
MGIC Investment Corp.	140,607	1,905,225
New York Community Bancorp, Inc.	202,937	2,175,485
Washington Federal, Inc.	28,497	935,271
		7,002,591
Trading Companies & Distributors–1.02%
GATX Corp.	15,507	1,912,478
MSC Industrial Direct Co., Inc. Class A	20,608	1,756,008
†Univar Solutions, Inc.	74,750	2,402,465
Watsco, Inc.	14,413	4,390,776
		10,461,727
Water Utilities–0.50%
Essential Utilities, Inc.	100,575	5,142,400
		5,142,400
Total Common Stock (Cost $660,695,100)		1,014,793,115

MONEY MARKET FUND–0.80%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	8,133,484	8,133,484
Total Money Market Fund (Cost $8,133,484)		8,133,484

TOTAL INVESTMENTS–99.88% (Cost $668,828,584)	1,022,926,599
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,259,474
NET ASSETS APPLICABLE TO 71,092,821 SHARES OUTSTANDING–100.00%	$1,024,186,073

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)

† Non-income producing.

The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
34	E-mini S&P MidCap 400 Index	$9,143,280	$9,116,180	6/17/22	$27,100	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,014,793,115	$—	$—	$1,014,793,115
Money Market Fund	8,133,484	—	—	8,133,484
Total Investments	$1,022,926,599	$—	$—	$1,022,926,599
Derivatives:

Assets:
Futures Contract	$27,100	$—	$—	$27,100
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8